Statements of Operations (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Loss per share - basic	$ (0.03)	$ (0.01)	$ (0.12)	$ (0.05)	$ (0.09)	$ (0.07)
Loss per share - diluted	$ (0.03)	$ (0.01)	$ (0.12)	$ (0.05)	$ (0.09)	$ (0.07)
Weighted average number of shares - basic	31,305,008	25,358,579	30,586,449	25,358,579	25,982,262	24,039,597
Weighted average number of shares - diluted	31,305,008	25,358,579	30,586,449	25,358,579	25,982,262	24,039,597